Other operating expenses - Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Other operating expenses [Abstract]
Insurance	$ 2,992	$ 1,652
Sponsorship and marketing	578	293
Loss on theft of PPE in transit	1,724	0
ERS fees	98	0
Charitable donations	74	141
Filing fees	22	18
Other expenses	627	269
Non-refundable sales tax (See note 15 - Provisions)	2,681	1,594
Non-refundable provincial sales tax	973	314
Total other operating expenses	$ 9,769	$ 4,281